Supplemental Cash Flow Information (Tables)	6 Months Ended
Jun. 30, 2018
SUPPLEMENTAL CASH FLOW INFORMATION
Schedule of Changes in Working Capital

Changes in working capital for the six months period ended June 30, 2018 and 2017 are as follows:

	June 30, 2018	June 30, 2017
Decrease (increase) in accounts receivables	95	(126)
(Increase) in prepaid expenses	(9)	(159)
Increase in trade payables and accrued liabilities	65	1,504
Total changes in working capital	151	1,219